Convertible Debentures - Schedule of Convertible Debentures (Details) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 17, 2015
Total convertible debentures	$ 270,000	$ 300,000	$ 671,940
Less: unamortized debt discounts	(192,961)	(241,634)	(287,802)
Convertible debentures	77,039	58,366	384,138
Convertible Debt [Member]
Total convertible debentures	200,000	200,000
Convertible Debt One [Member]
Total convertible debentures	35,000	35,000
Convertible Debt Two [Member]
Total convertible debentures		30,000
Convertible Debt Three [Member]
Total convertible debentures	$ 35,000	$ 35,000	$ 25,000
Less: unamortized debt discounts				$ (2,500)